Quarterly Holdings Report
for
Fidelity® Series Investment Grade Securitized Fund
May 31, 2023
IGS-NPRT3-0723
1.9891240.104
U.S. Treasury Obligations - 2.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds 3.625% 2/15/53	3,940,000	3,784,247
U.S. Treasury Notes:
4.375% 10/31/24	1,205,000	1,197,280
4.625% 2/28/25	2,600,000	2,601,523
4.625% 3/15/26	6,910,000	7,008,252
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,709,746)		14,591,302

U.S. Government Agency - Mortgage Securities - 119.5%
	Principal Amount (a)	Value ($)
Fannie Mae - 40.8%
1.5% 11/1/35 to 6/1/51	10,045,197	8,407,552
2% 2/1/28 to 3/1/52	53,527,782	45,641,238
2.5% 1/1/28 to 2/1/52	60,218,118	52,977,812
3% 8/1/32 to 2/1/52 (b)(c)(d)	35,168,676	31,552,387
3.5% 7/1/34 to 4/1/52 (b)	19,362,686	17,997,227
4% 3/1/46 to 9/1/52	10,862,515	10,352,232
4.5% 10/1/39 to 11/1/52	16,361,694	15,974,538
5% 9/1/52 to 12/1/52	9,554,055	9,476,238
5.5% 10/1/52 to 4/1/53	11,066,289	11,070,696
6% 11/1/52 to 12/1/52	2,902,407	2,938,645
TOTAL FANNIE MAE		206,388,565
Freddie Mac - 26.9%
1.5% 7/1/35 to 6/1/51	21,400,458	16,948,571
2% 6/1/36 to 4/1/52 (d)	34,269,321	28,647,351
2.5% 1/1/28 to 1/1/52	29,507,609	25,789,600
3% 11/1/32 to 3/1/52	14,267,830	12,929,668
3.5% 11/1/33 to 5/1/52	12,060,404	11,213,877
4% 5/1/38 to 2/1/53 (c)	14,039,699	13,395,945
4.5% 10/1/39 to 10/1/52	6,068,740	5,968,244
5% 9/1/52 to 1/1/53	9,470,154	9,379,246
5.5% 10/1/52 to 4/1/53	10,434,299	10,495,061
6.5% 1/1/53	1,299,988	1,334,017
TOTAL FREDDIE MAC		136,101,580
Ginnie Mae - 26.4%
2% 11/20/50 to 4/20/51	11,323,046	9,629,873
2% 6/1/53 (e)	9,300,000	7,886,101
2% 6/1/53 (e)	9,200,000	7,801,304
2% 6/1/53 (e)	3,250,000	2,755,895
2% 6/1/53 (e)	1,900,000	1,611,139
2% 7/1/53 (e)	6,300,000	5,347,611
2% 7/1/53 (e)	8,400,000	7,130,148
2% 7/1/53 (e)	2,100,000	1,782,537
2.5% 8/20/47	16,137	14,261
2.5% 6/1/53 (e)	11,750,000	10,261,181
2.5% 6/1/53 (e)	8,950,000	7,815,963
2.5% 6/1/53 (e)	1,850,000	1,615,590
2.5% 6/1/53 (e)	1,700,000	1,484,596
2.5% 7/1/53 (e)	7,400,000	6,468,142
3% 2/20/50	237,280	213,353
3% 6/1/53 (e)	4,900,000	4,406,475
3% 6/1/53 (e)	7,300,000	6,564,749
3% 6/1/53 (e)	2,550,000	2,293,166
3% 6/1/53 (e)	475,000	427,158
3% 6/1/53 (e)	175,000	157,374
3% 6/1/53 (e)	2,350,000	2,113,310
3% 6/1/53 (e)	1,425,000	1,281,475
3% 7/1/53 (e)	7,400,000	6,659,880
3.5% 9/20/40 to 12/20/49	363,718	343,607
3.5% 6/1/53 (e)	6,300,000	5,838,616
3.5% 6/1/53 (e)	4,450,000	4,124,102
3.5% 7/1/53 (e)	4,700,000	4,358,914
4% 10/20/40 to 5/20/49	2,713,357	2,623,648
4% 6/1/53 (e)	4,700,000	4,466,201
4.5% 6/1/53 (e)	6,900,000	6,700,734
5% 4/20/48 to 6/20/48	507,451	510,640
5% 6/1/53 (e)	2,600,000	2,565,045
5.5% 6/1/53 (e)	3,500,000	3,496,148
5.5% 6/1/53 (e)	1,700,000	1,698,129
5.5% 6/1/53 (e)	1,100,000	1,098,789
TOTAL GINNIE MAE		133,545,854
Uniform Mortgage Backed Securities - 25.4%
1.5% 6/1/38 (e)	2,250,000	1,966,201
1.5% 6/1/38 (e)	1,700,000	1,485,574
1.5% 6/1/38 (e)	2,050,000	1,791,428
2% 6/1/38 (e)	4,250,000	3,805,527
2% 6/1/38 (e)	1,950,000	1,746,065
2% 6/1/53 (e)	8,300,000	6,824,481
2% 6/1/53 (e)	3,550,000	2,918,904
2% 6/1/53 (e)	1,800,000	1,480,008
2% 6/1/53 (e)	8,100,000	6,660,035
2% 6/1/53 (e)	2,900,000	2,384,457
2% 6/1/53 (e)	4,050,000	3,330,018
2% 6/1/53 (e)	6,075,000	4,995,027
2% 7/1/53 (e)	6,050,000	4,981,797
2% 7/1/53 (e)	6,000,000	4,940,625
2% 7/1/53 (e)	3,650,000	3,005,547
2.5% 6/1/38 (e)	500,000	459,688
2.5% 6/1/53 (e)	8,800,000	7,516,094
2.5% 6/1/53 (e)	3,150,000	2,690,420
2.5% 6/1/53 (e)	3,150,000	2,690,420
2.5% 7/1/53 (e)	5,150,000	4,395,807
3% 6/1/38 (e)	50,000	47,176
3% 6/1/53 (e)	2,200,000	1,949,234
3% 6/1/53 (e)	1,600,000	1,417,625
3% 6/1/53 (e)	575,000	509,459
3.5% 6/1/53 (e)	1,150,000	1,055,035
3.5% 6/1/53 (e)	1,100,000	1,009,164
4% 6/1/53 (e)	3,900,000	3,684,281
4% 6/1/53 (e)	2,450,000	2,314,484
4% 6/1/53 (e)	1,750,000	1,653,203
4.5% 6/1/53 (e)	2,300,000	2,225,430
5% 6/1/38 (e)	1,050,000	1,047,334
5% 6/1/38 (e)	2,100,000	2,094,668
5% 6/1/38 (e)	2,600,000	2,593,398
5% 6/1/38 (e)	1,550,000	1,546,064
5% 6/1/38 (e)	850,000	847,842
5% 6/1/38 (e)	6,600,000	6,583,242
5% 6/1/38 (e)	750,000	748,096
5% 6/1/53 (e)	25,000	24,622
5% 6/1/53 (e)	8,200,000	8,076,039
5.5% 6/1/53 (e)	3,250,000	3,247,842
5.5% 6/1/53 (e)	5,850,000	5,846,115
5.5% 6/1/53 (e)	3,550,000	3,547,642
5.5% 6/1/53 (e)	1,100,000	1,099,269
5.5% 6/1/53 (e)	2,400,000	2,398,406
5.5% 6/1/53 (e)	1,200,000	1,199,203
5.5% 7/1/53 (e)	1,650,000	1,648,711
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		128,481,707
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $639,081,682)		604,517,706

Asset-Backed Securities - 2.4%
	Principal Amount (a)	Value ($)
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	1,400,000	1,387,993
Carmax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	3,400,000	3,385,885
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (f)	224,341	214,742
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	660,000	657,498
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (f)	789,000	784,800
Gm Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	135,000	134,725
GM Financial Consumer Automobile Re Series 2023 2 Class A3, 4.47% 2/16/28	313,000	310,271
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	219,000	219,292
Hyundai Auto Lease Securitizat Series 2023-B Class A2A, 5.47% 9/15/25 (f)	318,000	317,908
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (f)	24,213	24,138
Series 2022-1A Class A, 1.36% 4/15/32 (f)	134,357	133,216
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (f)	792,333	672,095
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (f)	291,000	289,231
Class A3, 4.93% 4/20/26 (f)	242,000	241,019
Upstart Securitization Trust:
Series 2021-2 Class A, 0.91% 6/20/31 (f)	24,053	23,929
Series 2021-3 Class A, 0.83% 7/20/31 (f)	101,170	99,930
Series 2021-4 Class A, 0.84% 9/20/31 (f)	217,902	213,215
Series 2021-5 Class A, 1.31% 11/20/31 (f)	335,472	327,128
3.12% 3/20/32 (f)	532,113	520,223
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	800,000	760,546
Series 2023 2 Class A, 4.89% 4/13/28	700,000	697,511
World Omni Auto Receivables Trust Series 2023 B:
Class A2A, 5.25% 11/16/26	140,000	139,311
Class A3, 4.66% 5/15/28	256,000	254,875
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	260,000	259,910
TOTAL ASSET-BACKED SECURITIES (Cost $12,256,109)		12,069,391

Collateralized Mortgage Obligations - 3.8%
	Principal Amount (a)	Value ($)
Private Sponsor - 2.4%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (f)	179,689	169,100
Series 2021-E Class A1, 1.74% 12/25/60 (f)	1,357,290	1,124,977
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (f)	346,728	309,664
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (f)(g)	90,645	86,548
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (f)	1,044,771	867,795
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (f)(g)	170,019	160,162
Series 2021-HB5 Class A, 0.8006% 2/25/31 (f)	63,352	61,053
Series 2021-HB7 Class A, 1.1512% 10/27/31 (f)	222,877	208,531
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (f)	142,500	138,213
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (f)	2,204,450	2,154,989
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (f)(g)	745,134	702,239
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (f)	945,641	861,291
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (f)	52,362	48,300
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (f)	252,138	229,280
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (f)	1,484,561	1,318,539
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (f)(g)	199,952	193,118
Preston Ridge Partners Mortgage Trust:
Series 2021-2 Class A1, 2.115% 3/25/26 (f)	227,423	213,282
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (f)	106,098	90,898
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (f)(g)	139,481	120,829
RMF Buyout Issuance Trust:
sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (f)	255,113	243,769
Series 2022-HB1 Class A, 4.272% 4/25/32 (f)	136,879	131,600
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (f)	345,044	318,851
Towd Point Mortgage Trust sequential payer:
Series 2021-1 Class A1, 2.25% 11/25/61 (f)(g)	2,269,231	2,004,461
Series 2022-K147 Class A2, 3.75% 7/25/62 (f)	446,989	412,781
TOTAL PRIVATE SPONSOR		12,170,270
U.S. Government Agency - 1.4%
Fannie Mae:
sequential payer:
Series 2020-80 Class BA, 1.5% 3/25/45	649,898	556,272
Series 2022-1 Class KA, 3% 5/25/48	288,882	263,020
Series 2022-3 Class N, 2% 10/25/47	2,300,000	1,991,115
Series 2022-30 Class E, 4.5% 7/25/48	831,009	802,022
Series 2022-49 Class TC, 4% 12/25/48	266,253	258,777
Series 2022-7 Class A, 3% 5/25/48	411,016	374,268
Series 2013-44 Class DJ, 1.85% 5/25/33	98,457	89,299
Freddie Mac:
sequential payer:
Series 2022-5189 Class DA, 2.5% 5/25/49	226,123	196,159
Series 2022-5190 Class BA, 2.5% 11/25/47	208,779	184,735
Series 2022-5197 Class DA, 2.5% 11/25/47	158,586	140,334
Series 2022-5198 Class BA, 2.5% 11/25/47	789,046	707,774
Series 2022-5202 Class LB, 2.5% 10/25/47	169,297	149,388
Series 2021-5083 Class VA, 1% 8/15/38	1,099,936	1,022,383
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 5.5984% 2/20/49 (g)(h)	99,041	97,172
planned amortization class Series 2016-69 Class WA, 3% 2/20/46	22,187	20,474
sequential payer:
Series 2017-139 Class BA, 3% 9/20/47	133,015	120,600
Series 2018-H12 Class HA, 3.25% 8/20/68 (i)	52,095	50,101
TOTAL U.S. GOVERNMENT AGENCY		7,023,893
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,450,590)		19,194,163

Commercial Mortgage Securities - 13.8%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.21% 1/15/39 (f)(g)(h)	275,000	267,106
Class B, CME Term SOFR 1 Month Index + 1.550% 6.61% 1/15/39 (f)(g)(h)	100,000	97,028
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (f)	600,000	548,923
Class ANM, 3.112% 11/5/32 (f)	100,000	91,257
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	1,059,000	983,718
Series 2018-BN10 Class A5, 3.688% 2/15/61	1,900,000	1,775,237
Series 2018-BN14 Class ASB, 4.185% 9/15/60	316,000	305,196
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	400,000	404,899
Class A3, 6.26% 4/15/56	1,400,000	1,449,948
Series 2020-BN25 Class XB, 0.4393% 1/15/63 (g)(j)	2,000,000	48,905
Series 2021-BN33 Class XA, 1.056% 5/15/64 (g)(j)	3,014,194	170,495
BANK Trust sequential payer Series 2017-BNK5 Class A5, 3.39% 6/15/60	600,000	556,698
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B1 Class ASB, 3.602% 1/15/51	374,009	356,934
Series 2018-B2 Class ASB, 3.7802% 2/15/51	348,133	335,464
Series 2019-B10 Class A4, 3.717% 3/15/62	29,000	26,613
Series 2019-B12 Class XA, 1.0253% 8/15/52 (g)(j)	929,670	36,149
Series 2019-B14 Class XA, 0.7749% 12/15/62 (g)(j)	9,664,557	293,492
Series 2020-B17 Class XA, 1.4154% 3/15/53 (g)(j)	2,091,578	119,492
Series 2020-B18 Class XA, 1.7876% 7/15/53 (g)(j)	1,478,856	109,352
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 7.2235% 11/15/28 (f)(g)(h)	94,000	93,375
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 5.857% 9/15/26 (f)(g)(h)	531,000	503,821
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 6.9573% 4/15/37 (f)(g)(h)	1,480,000	1,433,861
Class B, CME Term SOFR 1 Month Index + 2.440% 7.5063% 4/15/37 (f)(g)(h)	54,000	52,434
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 5.7971% 10/15/36 (f)(g)(h)	475,000	458,581
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 5.7593% 5/15/38 (f)(g)(h)	400,000	387,589
floater sequential payer Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.0495% 11/15/32 (f)(g)(h)	6,073	6,008
Bx Commercial Mortgage Trust 2 floater sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 6.107% 4/15/34 (f)(g)(h)	119,000	117,489
BX Trust:
floater:
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.2538% 10/15/36 (f)(g)(h)	680,000	672,322
Class D, CME Term SOFR 1 Month Index + 1.560% 6.6238% 10/15/36 (f)(g)(h)	170,000	166,997
Series 2021-SDMF Class A, 1 month U.S. LIBOR + 0.580% 5.696% 9/15/34 (f)(g)(h)	600,000	578,129
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.2243% 10/15/39 (f)(g)(h)	232,000	231,854
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.5503% 4/15/37 (f)(g)(h)	492,934	486,304
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.0938% 10/15/36 (f)(g)(h)	4,549,098	4,517,706
Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 5.8735% 1/15/34 (f)(g)(h)	100,371	97,914
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 6.177% 12/15/37 (f)(g)(h)	652,000	644,602
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	1,704,608	1,621,951
CFCRE Commercial Mortgage Trust sequential payer Series 2017-C8 Class A3, 3.3048% 6/15/50	326,683	304,571
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 6.0574% 11/15/36 (f)(g)(h)	100,000	98,486
Class B, 1 month U.S. LIBOR + 1.250% 6.3574% 11/15/36 (f)(g)(h)	100,000	97,981
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 6.227% 6/15/34 (f)(g)(h)	2,888,191	2,851,617
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	83,041	82,085
Series 2017-P7 Class AAB, 3.509% 4/14/50	301,343	288,742
Series 2013-GC17 Class A/S, 4.544% 11/10/46	500,000	491,556
Series 2015-GC33 Class AAB, 3.522% 9/10/58	143,776	138,556
Series 2019-GC41 Class XA, 1.0405% 8/10/56 (g)(j)	4,522,791	191,880
COMM Mortgage Trust sequential payer:
Series 2015 LC19 Class A3, 2.922% 2/10/48	398,980	384,412
Series 2016-COR1 Class ASB, 2.972% 10/10/49	483,849	460,721
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 6.087% 5/15/36 (f)(g)(h)	2,483,821	2,468,369
Class C, 1 month U.S. LIBOR + 1.430% 6.537% 5/15/36 (f)(g)(h)	486,789	482,046
Series 2018-SITE Class A, 4.284% 4/15/36 (f)	100,000	96,145
CSAIL Commercial Mortgage Trust sequential payer Series 2016-C7 Class ASB, 3.3143% 11/15/49	546,311	525,664
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	563,537	536,979
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 5.809% 11/15/38 (f)(g)(h)	950,000	916,056
Class B, 1 month U.S. LIBOR + 1.120% 6.2282% 11/15/38 (f)(g)(h)	375,000	360,191
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 6.188% 7/15/38 (f)(g)(h)	648,531	634,710
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	43,000	41,549
Series 2015-K051 Class A2, 3.308% 9/25/25	68,000	66,021
Series 2016-K054 Class A2, 2.745% 1/25/26	1,151,194	1,102,110
Series 2021-K126 Class A2, 2.074% 1/25/31	800,000	682,062
Series 2021-K127 Class A2, 2.108% 1/25/31	1,600,000	1,366,818
Series 2021-K136 Class A2, 2.127% 11/25/31	200,000	168,597
Series 2022-150 Class A2, 3.71% 9/25/32	1,300,000	1,235,288
Series 2022-K141 Class A2, 2.25% 2/25/32	454,000	385,169
Series 2022-K142 Class A2, 2.4% 3/25/32	2,159,000	1,851,761
Series 2022-K143 Class A2, 2.35% 3/25/32	200,000	170,738
Series 2022-K144 Class A2, 2.45% 4/25/32	1,628,000	1,400,030
Series 2022-K145 Class A2, 2.58% 5/25/32	100,000	86,845
Series 2022-K146 Class A2, 2.92% 6/25/32	969,000	865,173
Series 2022-K147 Class A2, 3% 6/25/32	1,208,000	1,085,314
Series 2022-K747 Class A2, 2.05% 11/25/28	1,000,000	893,652
Series 2017-K727 Class A2, 2.946% 7/25/24	805,443	784,563
Series 2022 K748 Class A2, 2.26% 1/25/29	225,000	202,180
Series K047 Class A2, 3.329% 5/25/25	1,873,908	1,818,260
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	1,140,579	1,104,676
Series K044 Class A2, 2.811% 1/25/25	1,149,938	1,110,933
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 7.057% 9/15/31 (f)(g)(h)	675,884	661,180
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 6.2% 10/15/31 (f)(g)(h)	1,313,292	1,252,594
Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 6.057% 10/15/36 (f)(g)(h)	963,000	903,147
sequential payer:
Series 2016-GC34 Class AAB, 3.278% 10/10/48	35,061	33,750
Series 2018-GS9 Class A4, 3.992% 3/10/51	300,000	281,752
Series 2011-GC5 Class A/S, 5.1526% 8/10/44 (f)(g)	810,013	784,313
Series 2013-GC13 Class A/S, 4.007% 7/10/46 (f)(g)	140,000	134,321
Series 2013-GC16 Class A/S, 4.649% 11/10/46	275,000	271,603
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.5476% 8/15/39 (f)(g)(h)	1,857,000	1,856,421
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.6558% 4/15/37 (f)(g)(h)	995,367	944,366
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2014-C21 Class A4, 3.4927% 8/15/47	290,320	283,434
Series 2014-C22 Class ASB, 3.5036% 9/15/47	68,360	67,169
Series 2013-C14 Class A/S, 4.4093% 8/15/46	114,000	113,631
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2017-C5 Class ASB, 3.4919% 3/15/50	313,970	300,125
Series 2018-C8 Class ASB, 4.145% 6/15/51	1,000,000	963,838
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2020-NNN Class AFX, 2.8123% 1/16/37 (f)	670,000	609,052
Series 2013-C16 Class A/S, 4.5169% 12/15/46	37,000	36,483
Series 2013-LC11 Class A/S, 3.216% 4/15/46	167,903	155,898
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (f)	59,000	53,012
Life Financial Services Trust floater Series 2022-BMR2 Class B, CME Term SOFR 1 Month Index + 1.790% 6.8532% 5/15/39 (f)(g)(h)	400,000	390,617
Morgan Stanley BAML Trust sequential payer:
Series 2014-C19 Class ASB, 3.326% 12/15/47	457,507	448,983
Series 2016-C28 Class A3, 3.272% 1/15/49	75,875	71,373
Series 2016-C30 Class ASB, 2.729% 9/15/49	613,573	586,332
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 6.057% 12/15/36 (f)(g)(h)(k)	1,000,000	836,254
sequential payer:
Series 2017-H1 Class A4, 3.259% 6/15/50	700,000	651,479
Series 2019-L2 Class A3, 3.806% 3/15/52	500,000	466,462
Series 2019-MEAD Class A, 3.17% 11/10/36 (f)	279,000	258,852
Series 2018-H4 Class A4, 4.31% 12/15/51	600,000	567,280
Series 2019-MEAD Class B, 3.1771% 11/10/36 (f)(g)	26,000	23,820
Series 2021-L6 Class XA, 1.2243% 6/15/54 (g)(j)	988,446	60,154
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (f)	790,017	736,648
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 5.908% 4/15/36 (f)(g)(h)	1,900,000	1,838,563
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 5.6836% 7/15/36 (f)(g)(h)	212,000	204,538
Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 5.8382% 11/15/38 (f)(g)(h)	151,000	145,889
UBS Commercial Mortgage Trust sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	89,689	85,302
Series 2017-C3 Class ASB, 3.215% 8/15/50	255,754	243,572
Series 2018-C12 Class ASB, 4.1945% 8/15/51	1,750,000	1,713,532
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/42 (f)(g)(j)	1,600,000	41,217
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 6.307% 5/15/31 (f)(g)(h)	845,000	789,975
sequential payer Series 2014-LC16 Class A5, 3.817% 8/15/50	1,100,000	1,068,236
Series 2018-C46 Class XA, 0.9268% 8/15/51 (g)(j)	967,824	23,270
Series 2019-C54 Class XA, 0.8254% 12/15/52 (g)(j)	5,897,015	240,345
WF-RBS Commercial Mortgage Trust Series 2013-C16 Class A/S, 4.668% 9/15/46 (g)	830,000	821,733
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $72,096,989)		69,900,864

Money Market Funds - 6.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (l) (Cost $31,837,079)	31,830,713	31,837,079

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 2.8625% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/05/28	1,400,000	62,745
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.07% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/21/28	2,900,000	119,512
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.305% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	2,800,000	104,694

TOTAL PUT OPTIONS			286,951
Call Options - 0.1%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 2.8625% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/05/28	1,400,000	49,497
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.07% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/21/28	2,900,000	115,421
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.305% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	2,800,000	126,093

TOTAL CALL OPTIONS			291,011
TOTAL PURCHASED SWAPTIONS (Cost $582,220)			577,962

TOTAL INVESTMENT IN SECURITIES - 148.8% (Cost $791,014,415)	752,688,467
NET OTHER ASSETS (LIABILITIES) - (48.8)%	(246,847,516)
NET ASSETS - 100.0%	505,840,951

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/53	(6,300,000)	(5,342,197)
2% 6/1/53	(8,400,000)	(7,122,930)
2% 6/1/53	(2,100,000)	(1,780,732)
2.5% 6/1/53	(7,400,000)	(6,462,361)
3% 6/1/53	(7,400,000)	(6,654,677)
3.5% 6/1/53	(1,100,000)	(1,019,441)
3.5% 6/1/53	(4,700,000)	(4,355,793)

TOTAL GINNIE MAE		(32,738,131)

Uniform Mortgage Backed Securities
2% 6/1/38	(1,200,000)	(1,074,502)
2% 6/1/38	(1,200,000)	(1,074,502)
2% 6/1/38	(1,600,000)	(1,432,669)
2% 6/1/53	(6,050,000)	(4,974,471)
2% 6/1/53	(6,000,000)	(4,933,360)
2% 6/1/53	(1,100,000)	(904,449)
2% 6/1/53	(800,000)	(657,781)
2% 6/1/53	(3,650,000)	(3,001,127)
2.5% 6/1/38	(400,000)	(367,750)
2.5% 6/1/53	(1,625,000)	(1,387,915)
2.5% 6/1/53	(5,150,000)	(4,398,623)
3% 6/1/38	(50,000)	(47,176)
3% 6/1/53	(1,600,000)	(1,417,625)
3% 6/1/53	(2,500,000)	(2,215,039)
3% 6/1/53	(100,000)	(88,602)
3.5% 6/1/53	(1,100,000)	(1,009,164)
3.5% 6/1/53	(1,150,000)	(1,055,035)
4% 6/1/53	(800,000)	(755,750)
4% 6/1/53	(800,000)	(755,750)
4% 6/1/53	(600,000)	(566,813)
4% 6/1/53	(750,000)	(708,516)
4.5% 6/1/53	(1,500,000)	(1,451,367)
5% 6/1/53	(975,000)	(960,261)
5.5% 6/1/53	(7,225,000)	(7,220,202)
5.5% 6/1/53	(2,500,000)	(2,498,340)
5.5% 6/1/53	(1,200,000)	(1,199,203)
5.5% 6/1/53	(1,650,000)	(1,648,904)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(47,804,896)

TOTAL TBA SALE COMMITMENTS (Proceeds $80,452,298)		(80,543,027)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	54	Sep 2023	11,114,719	(23,657)	(23,657)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	4	Sep 2023	547,500	8,741	8,741

TOTAL PURCHASED					(14,916)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	188	Sep 2023	21,520,125	(41,017)	(41,017)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	223	Sep 2023	24,324,422	23,590	23,590
CBOT Long Term U.S. Treasury Bond Contracts (United States)	120	Sep 2023	15,401,250	(162,455)	(162,455)

TOTAL SOLD					(179,882)

TOTAL FUTURES CONTRACTS					(194,798)
The notional amount of futures purchased as a percentage of Net Assets is 2.3%
The notional amount of futures sold as a percentage of Net Assets is 12.1%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	20,000	443	(61)	382
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	350,000	7,750	(3,202)	4,548
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,020,000	22,586	(11,180)	11,406
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,300,000	28,786	(8,846)	19,940
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,410,000	31,222	(9,986)	21,236
CMBX N.A. BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	80,000	25,184	(21,570)	3,614
CMBX N.A. BBB Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	160,000	50,368	(43,118)	7,250
CMBX N.A. BBB Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	160,000	50,368	(46,882)	3,486
CMBX N.A. BBB Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	210,000	66,108	(54,439)	11,669

TOTAL BUY PROTECTION							282,815	(199,284)	83,531
Sell Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,040,000	(45,172)	47,184	2,012
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,060,000	(45,615)	49,001	3,386
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Morgan Stanley Capital Services LLC	0.5%	Monthly	320,000	(13,845)	14,844	999

TOTAL SELL PROTECTION							(104,632)	111,029	6,397
TOTAL CREDIT DEFAULT SWAPS							178,183	(88,255)	89,928

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2025	7,337,000	80,189	0	80,189
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2028	5,295,000	105,892	0	105,892
3%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2030	489,000	11,277	0	11,277
TOTAL INTEREST RATE SWAPS							197,358	0	197,358

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,335,792.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $338,157.
(d)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,944,693.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,955,524 or 9.5% of net assets.

(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Level 3 security
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	49,966,507	243,564,989	261,694,417	2,128,652	-	-	31,837,079	0.1%
Total	49,966,507	243,564,989	261,694,417	2,128,652	-	-	31,837,079

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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